AMOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
AMOUNTS RECEIVABLE	AMOUNTS RECEIVABLE
Amounts receivable consist of rent receivables, trade receivables, income tax recoverable and other receivables.

(in thousands of U.S. dollars)	December 31, 2022	December 31, 2021

Rent receivables	$3,581	$4,510
Trade receivables	2,975	4,818
Income tax recoverable	4,138	2,771
Other receivables(1)	14,290	29,483
Total amounts receivable	$24,984	$41,582
(1) Other receivables are comprised of amounts due from affiliates and various amounts recoverable from third parties.